Long-Term Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Long-Term Payable [Abstract]
LONG-TERM PAYABLE

Note 7 — LONG-TERM PAYABLE

	As of December 31, 2025	As of June 30, 2025
Long-term payable, current	$—	$507,479

Long-term payable represents the remaining balance for desulfurizing towers of Top Diligence and Top Elegance. which was fully paid off in current period.

Note 7 — LONG-TERM PAYABLE

	As of June 30, 2025	As of June 30, 2024
Long-term payable, current	$507,479	$1,050,000
Long-term payable, non-current	—	440,129
Total	$507,479	$1,490,129

Long-term payable represents the remaining balance for desulfurizing towers of Top Diligence and Top Elegance. The total consideration for the desulfurizing towers is $2,100,000, which should be paid within two years. The balance for Top Diligence shall be paid in four installments of $262,500 every six months from October 17, 2023 to October 16, 2025 and was discounted at a rate of 6.96%. The balance for Top Elegance shall be paid in four installments of $262,500 every six months from December 18, 2023 to December 17, 2025 and was discounted at a rate of 6.85%. The carrying amount of the long-term payable is shown net of total unamortized discount of $17,521 as of June 30, 2025. Amortization of the discounts is reported in the income statement as interest expense.